Equity - Weighted average inputs used in the Black-Scholes option pricing model (Details) - Stock Option Plan - Share purchase options	12 Months Ended
Dec. 31, 2021 $ / shares
Weighted average inputs used in the Black-Scholes option pricing model
Fair value options granted	$ 5.14
Risk-free interest rate	0.50%
Expected term (in years)	5 years
Expected share price volatility	72.00%